Revenue	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
25.
Revenue

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Sale of power	58,990	70,530	76,624	919
Transmission line projects	—	7,557	4,347	52
Others	359	136	348	4
Total	59,349	78,223	81,319	976

The above revenue includes (a) revenue from contract with customers of INR 81,097 (March 31, 2023: INR 78,223, March 31, 2022: INR 59,349) and (b) operating lease income of INR 222 (March 31, 2023 and 2022: INR Nil) which is a part of transmission line project.

The Group recognised impairment losses on receivables arising from contracts with customers, included under other expenses in the consolidated statement of profit or loss, amounting to INR 1,001 (March 31, 2023: INR 163, March 31, 2022: INR 404).

a)
The location for all of the revenue from contracts with customers is India.
b)
The timing for all of the revenue from contracts with customers is over time.
c)
'The Group has certain power purchase agreements entered with customers which contains provision for claiming cost over-runs due to change in law clause, subject to approval by appropriate authority. During the year ended March 31, 2024, on receipt of approval of cost over-run of INR Nil (March 31, 2023: INR 641 , March 31, 2022: INR Nil), the Group has included the same as part of transaction price. Pending approval of cost over-runs of INR 3,578 (March 31, 2023: INR 3,578, March 31, 2022: INR 4,219) till the reporting period end, the Group has not included these over-runs as part of transaction price applying guidance on constraining estimates of variable consideration. Out of cost over-runs approved till the reporting period end, the Group during the year ended March 31, 2024 has recognised revenue of INR 110 (March 31, 2023: INR 321, March 31, 2022: INR 61).
d)
Transaction price - remaining performance obligations

'The remaining performance obligation disclosure provides the aggregate amount of the transaction price yet to be recognised as at the end of the reporting period and an explanation as to when the Group expects to recognise these amounts in revenue. Applying the practical expedient as given in IFRS 15, the Group has not disclosed the remaining performance obligation related disclosures for contracts as the revenue recognised corresponds directly with the value to the customer of the entity’s performance completed to date, except to the extent stated in Note 53. The cost over-runs which are pending approval of customers have been excluded for this disclosure because these were not included in the transaction price. These cost over-runs were excluded from the transaction price in accordance with the guidance on constraining estimates of variable consideration.

e)
Contract balances

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Trade receivables (refer Note 9)	30,687	21,856	262
Contract assets (refer Note 53)	7,711	1,716	21